Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of depreciable lives of premises and equipment	The range of depreciable lives over which premises and equipment are being depreciated are:

Buildings	5 to 50 Years
Equipment, furniture and fixtures	3 to 20 Years
Leasehold improvements	1 to 10 Years

Schedule of activity in goodwill and intangible assets

The following table reflects the activity in goodwill and other intangible assets for the years 2013, 2012 and 2011.

(In thousands)	Goodwill	Core Deposit Intangibles	Total
January 1, 2011	$72,334	$6,043	$78,377
Amortization	—	(3,534)	(3,534)
December 31, 2011	$72,334	$2,509	$74,843
Amortization	—	(2,172)	(2,172)
December 31, 2012	$72,334	$337	$72,671
Amortization	—	(337)	(337)
December 31, 2013	$72,334	$—	$72,334

Schedule of cash flow, supplemental disclosures
Net cash provided by operating activities reflects cash payments as follows:

December 31,
(In thousands)	2013	2012	2011
Interest paid on deposits and other borrowings	$42,481	$51,877	$59,552
Income taxes paid	20,000	7,000	17,700

Schedule of non-cash items included in cash provided by operating activities	Non-cash items included in cash provided by operating activities:

December 31,
(In thousands)	2013	2012	2011
Transfers to OREO	$22,144	$23,634	$36,209